Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		¥ 1,150,444	$ 164,511	¥ 806,877	¥ 669,503
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		443,202	63,377	346,808	343,119
Property and equipment, net		34,486		46,239		$ 4,931
Overseas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	707,242	101,134	460,069	326,384
Property and equipment, net		5,752		5,325		$ 823
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		318,441	45,536	137,113	92,454
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		139,203	19,906	126,500	113,143
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		98,967	14,152	87,792	29,989
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	¥ 150,631	$ 21,540	¥ 108,664	¥ 90,798

[1]	Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside mainland China or generated by our operating legal entities incorporated in mainland China but are attributable to customers located outside mainland China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2023, 2024 and 2025, respectively.